Trade and Other Receivables - Schedule of Lifetime Expected Loss Provision for Trade Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Weighted- average expected credit loss rate		100.00%
Gross carrying amount	$ 5,151,120	$ 4,701,900
Allowance for expected credit losses	$ 1,147,683	968,321
Low risk [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted- average expected credit loss rate	0.60%
Gross carrying amount	$ 4,027,264	3,755,925
Allowance for expected credit losses	$ 23,827	22,346
Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Weighted- average expected credit loss rate	100.00%
Gross carrying amount	$ 1,123,856	945,975
Allowance for expected credit losses	$ 1,123,856	$ 945,975